Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020
Management Services Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses	$ 0	$ 1,723	$ 722
Affiliate [Member]
Related Party Transaction [Line Items]
Related party transaction purchases from related party	$ 700	$ 9,165	$ 6,438